UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07897

THE MUNDER FRAMLINGTON FUNDS TRUST

(Exact name of registrant as specified in charter)

480 PIERCE STREET BIRMINGHAM, MICHIGAN 48009

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

STEPHEN SHENKENBERG 480 PIERCE STREET BIRMINGHAM, MICHIGAN 48009	JANE KANTER DECHERT LLP 1775 I STREET, N.W. WASHINGTON, D.C. 20006

Registrant’s telephone number, including area code: (248) 647-9200

Date of fiscal year end: June 30

Date of reporting period: September 30, 2004

Item 1.   Schedule of Investments.

Munder Healthcare Fund
     Portfolio of Investments, September 30, 2004 (Unaudited) (a), (b)

Shares		Value (c)
COMMON STOCKS — 100.5%

Biotechnology — 31.8%
477,975	Acambis PLC	$2,638,223
24,000	Actelion Ltd.	2,463,019
88,225	Alexion Pharmaceuticals, Inc. †	1,588,050
450,000	Alizyme PLC	1,034,243
59,000	Amgen, Inc. †	3,344,120
120,000	Amylin Pharmaceuticals, Inc. †	2,462,400
300,000	Aphton Corporation †	1,080,000
210,000	Axonyx, Inc. †	1,186,500
41,000	Biogen Idec, Inc. †	2,507,970
734,190	BTG PLC	1,302,090
176,425	Critical Therapeutics, Inc. †	1,032,086
40,000	Cytokinetics, Inc. †	532,000
175,000	DOV Pharmaceutical, Inc. †	2,999,500
224,725	Dyax Corp. †	1,716,899
287,075	Exelixis, Inc. †	2,313,824
330,100	Genaera Corporation †	1,290,691
60,000	Genentech, Inc. †	3,145,200
90,000	Gilead Sciences, Inc. †	3,364,200
160,000	GTx, Inc. †	1,865,600
100,000	ILEX Oncology, Inc. †	2,517,000
40,000	ImClone Systems Incorporated †	2,114,000
160,925	Inspire Phamaceuticals, Inc. †	2,531,350
353,234	Lexicon Genetics, Inc. †	2,327,812
48,000	Martek Biosciences Corporation †	2,334,720
100,000	Medicines Company (The) †	2,414,000
220,000	Metabasis Therapeutics, Inc. †	1,280,400
106,100	Momenta Pharmaceutical, Inc. †	873,203
40,800	Neurocrine Biosciences, Inc. †	1,924,128
300,000	NicOx SA †,††,*	1,024,444
100,000	NPS Pharmaceuticals, Inc. †	2,178,000
40,000	OSI Pharmaceuticals, Inc. †	2,458,400
192,050	Pharmacyclics, Inc. †	1,980,036
54,475	Pharmion Corporation †	2,816,140
200,000	POZEN, Inc. †	1,748,000
130,000	Protein Design Labs, Inc. †	2,545,400
1,870,000	Protherics PLC †	1,675,148
350,000	Vasogen, Inc. †	1,603,000
69,200	Vernalis plc †	110,203
160,000	Vicuron Phamaceuticals, Inc. †	2,348,800

		76,670,799

Biotechnology — Tools — 2.3%
46,000	Fisher Scientific International Inc. †	2,683,180
42,500	Invitrogen Corporation †	2,337,075
25,000	Orchid Biosciences, Inc. †	200,750
235,625	Transgenomic, Inc. †	273,325

		5,494,330

Drugs & Drug Delivery — 19.5%
116,861	Acusphere, Inc. †	731,550
88,695	AeroGen, Inc. †	195,040
70,000	American Pharmaceutical Partners, Inc. †	1,929,900
185,000	Chugai Pharmaceutical Co., Ltd.	2,667,680
315,000	DepoMed, Inc. †	1,644,300
90,000	Eon Labs, Inc. †	1,953,000
40,000	Forest Laboratories, Inc. †	1,799,200
115,000	K-V Pharmaceutical Company, Class A †	2,058,500
2,882,353	M.L. Laboratories PLC †	821,550
62,000	Medicis Pharmaceutical Corporation, Class A	2,420,480
110,000	MGI Pharma, Inc. †	2,935,900
150,000	Nektar Therapeutics †	2,172,000
67,500	Novartis AG	3,149,729
105,000	Pfizer, Inc.	3,213,000
73,810	Q-Med AB	1,843,477
17,000	Roche Holding AG	1,758,268
115,000	Salix Pharmaceuticals, Ltd. †	2,474,800
225,000	Shire Pharmaceuticals Group PLC	2,128,546
700,000	Sinclair Pharma PLC †	1,298,459
2,600,000	SkyePharma PLC	2,729,027
96,000	Teva Pharmaceutical Industries Ltd., ADR	2,491,200
467,000	Toyama Chemical Co., Ltd. †	1,593,466
220,000	Warner Chilcott Public Limited Company	3,053,687

		47,062,759

Medical Devices — 26.8%
80,000	Advanced Neuromodulation Systems, Inc. †	2,428,000
77,000	American Medical Systems Holdings, Inc. †	2,792,790
89,150	Angiotech Pharmaceuticals, Inc. †	1,807,070
100,000	Animas Corporation †	1,610,000
94,775	ArthroCare Corporation †	2,775,960
410,250	Axis-Shield PLC	1,429,176
70,000	Boston Scientific Corporation †	2,781,100
176,125	Corin Group PLC	892,453
95,000	Cytyc Corporation †	2,294,250
20,000	Dade Behring Holdings, Inc. †	1,114,360
192,850	Encore Medical Corporation †	960,393
215,700	Endocardial Solutions, Inc. †	2,495,649
220,275	Endocare, Inc. †	601,351
120,000	EPIX Pharmaceuticals, Inc. †	2,317,200
825	Gen-Probe Incorporated †	32,893
70,000	Given Imaging Ltd. †	2,691,500

29,000	Guidant Corporation	1,915,160
80,000	Integra LifeSciences Holdings Corporation †	2,568,800
182,425	Isolagen, Inc. †	1,723,916
55,000	Kinetic Concepts, Inc. †	2,890,250
100,000	Kyphon, Inc. †	2,478,000
57,500	Medtronic, Inc.	2,984,250
9,000	Nobel Biocare Holding AG	1,398,076
122,250	NuVasive, Inc. †	1,290,960
306,100	OraSure Technologies, Inc. †	1,928,430
44,000	ResMed, Inc. †	2,094,840
409,525	RITA Medical Systems, Inc. †	1,515,242
270,000	Smith & Nephew plc	2,482,184
300,000	Sorin S.p.A. †	849,357
118,375	Stereotaxis, Inc. †	1,152,973
100,000	Wilson Greatbatch Technologies, Inc. †	1,789,000
90,000	Wright Medical Group, Inc. †	2,260,800
22,225	Ypsomed Holding AG †	1,345,350
35,000	Zimmer Holdings, Inc. †	2,766,400

		64,458,133

Medical Services — 20.1%
100,000	Accredo Health, Inc. †	2,357,000
24,346	Advisory Board Company (The) †	818,026
490,000	Allied Healthcare International, Inc. †	2,641,100
38,775	Allscripts Heathcare Solutions, Inc. †	348,975
8,500	America Service Group, Inc. †	348,840
37,000	Anthem, Inc. †	3,228,250
119,550	BioMed Realty Trust, Inc., REIT	2,102,884
121,000	Caremark Rx, Inc. †	3,880,470
50,000	Centene Corporation †	2,129,000
105,000	Community Health Systems, Inc. †	2,801,400
35,000	Coventry Health Care, Inc. †	1,867,950
260,425	HealthStream, Inc. †	546,893
66,000	ICON PLC, ADR †	2,172,060
90,000	Kindred Healthcare, Inc. †	2,196,000
90,000	NeighborCare, Inc. †	2,281,500
79,000	Omnicare, Inc.	2,240,440
255,000	Phase Forward Incorporated †	2,106,300
93,579	Psychiatric Solutions, Inc. †	2,372,228
174,250	Select Medical Corporation	2,340,177
41,675	Stericycle, Inc. †	1,912,882
53,850	Symbion, Inc. †	867,254
80,000	United Surgical Partners International, Inc. †	2,748,000
35,000	UnitedHealth Group, Inc.	2,580,900
41,350	WellChoice, Inc. †	1,543,596

		48,432,125

TOTAL COMMON STOCKS
(Cost $229,771,028)		242,118,146

WARRANTS — 0.1%
Biotechnology — 0.1%
50,000	Aphton Corporation, expires 09/18/2008 (exercise price: $8.12) †, *	56,773
52,500	Axonyx, Inc., expires 01/08/2009 (exercise price: $7.25) †, *	127,996

TOTAL WARRANTS
(Cost $330,613)		184,769

Principal
Amount
REPURCHASE AGREEMENT (d) — 0.2%
(Cost $444,000)

$444,000	Agreement with State Street Bank and Trust Company, 1.700% dated 09/30/2004, to be repurchased at $444,021 on 10/01/2004, collateralized by $455,000 FHLMC, 2.050% maturing 11/28/2005 (value $456,107)	444,000

TOTAL INVESTMENTS — 100.8%
(Cost $230,545,641**)		$242,746,915

(a)	All percentages are based on net assets of the Munder Healthcare Fund (the “Fund”) as of September 30, 2004.
(b)	The Fund primarily invests in companies providing healthcare, medical services and medical products worldwide. The values of these companies are particularly vulnerable to rapidly changing technology, extensive government regulation and relatively high risks of obsolescence caused by scientific and technological advances.
(c)	The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities, including depositary receipts, are generally valued at the last quoted sale price on the primary market or exchange where such securities are traded or the official close price of such exchange. Equity securities, other than depositary receipts, for which the last quoted sale price or official close price is not available are valued at the mean of the most recently quoted bid and asked prices. Depositary receipts for which the last quoted sale price is not available are valued based on the underlying security’s value and relevant exchange rate. Restricted securities, and securities for which market quotations are not readily available, are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, movements in U.S. equity markets following the close of foreign markets, country-specific information, company-specific information, industry information and/or comparable, publicly-traded securities information. Investment securities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of the close of regular trading on the London Stock Exchange. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.
(d)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.
*	Fair valued security as of September 30, 2004 (see note (c) above).
**	At September 30, 2004, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $46,846,881 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $34,645,607 and net appreciation for financial reporting purposes was $12,201,274. At September 30, 2004, aggregate cost for financial reporting purposes was $230,545,641.
†	Non-income producing security.
††	Restricted security, which is subject to restrictions on resale under federal securities laws. These securities may only be resold upon registration under federal securities laws or in transactions exempt from such registration. The Fund may not invest more than 15% of its net assets in illiquid securities including restricted securities and does not have the right to demand that such securities be registered. At September 30, 2004, these securities represent $1,024,444, or 0.4% of net assets.

Security	Acquisition Date	Cost
NicOx SA#	09/29/04	$1,015,575

#     Represents 87% of the market value per share of the unrestricted security of the same issuer on September 30, 2004, the date on which the purchase price was agreed to and an enforceable right to acquire the security was obtained.

ABBREVIATIONS:
ADR — American Depositary Receipt
FHLMC — Federal Home Loan Mortgage Corporation
REIT — Real Estate Investment Trust

At September 30, 2004, the country diversification (based on country of incorporation) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
COMMON STOCK:	Net Assets	Value
United States	79.6%	$191,665,460
United Kingdom	9.0	21,594,989
Switzerland	4.2	10,114,442
Israel	2.1	5,182,700
Japan	1.8	4,261,146
Canada	1.4	3,410,071
Ireland	0.9	2,172,060
Sweden	0.8	1,843,477
France	0.4	1,024,444
Italy	0.3	849,357

TOTAL COMMON STOCKS	100.5	242,118,146
WARRANTS	0.1	184,769
REPURCHASE AGREEMENT	0.2	444,000

TOTAL INVESTMENTS	100.8%	$242,746,915

Item 2.   Controls and Procedures.

(a)   Within 90 days of the filing date of this Form N-Q, Enrique Chang, the registrant’s President and Principal Executive Officer, and Peter K. Hoglund, the registrant’s Vice President and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) of the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. Chang and Mr. Hoglund determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-Q filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.   Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MUNDER FRAMLINGTON FUNDS TRUST

By:	/s/ Enrique Chang

Enrique Chang President

Date:	November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Enrique Chang

Enrique Chang President and Principal Executive Officer

Date:	November 29, 2004

By:	/s/ Peter K. Hoglund

Peter K. Hoglund Vice President and Principal Financial Officer

Date:	November 29, 2004

Exhibit Index

Exhibit Number	Description

99.CERT 1	Certification of Enrique Chang, President and Principal Executive Officer and certification of Peter K. Hoglund, Vice President and Principal Financial Officer